Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

January 31, 2018

Dates Covered
Collections Period	01/01/18 - 01/31/18
Interest Accrual Period	01/16/18 - 02/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/17	579,334,971.03	24,496
Yield Supplement Overcollateralization Amount 12/31/17	31,900,905.28	0
Receivables Balance 12/31/17	611,235,876.31	24,496
Principal Payments	15,983,040.79	280
Defaulted Receivables	1,006,643.84	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/18	30,636,691.21	0
Pool Balance at 01/31/18	563,609,500.47	24,175

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.32%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	4,150,694.64	168
Past Due 61-90 days	1,189,424.11	54
Past Due 91-120 days	76,799.83	8
Past Due 121+ days	0.00	0
Total	5,416,918.58	230

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.91%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	582,125.71
Aggregate Net Losses/(Gains) - January 2018	424,518.13
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.83%
Prior Net Losses Ratio	1.17%
Second Prior Net Losses Ratio	0.60%
Third Prior Net Losses Ratio	0.78%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.28%

Overcollateralization Target Amount	25,362,427.52
Actual Overcollateralization	15,238,010.53
Weighted Average APR	3.43%
Weighted Average APR, Yield Adjusted	5.59%
Weighted Average Remaining Term	61.95

Flow of Funds	$ Amount

Collections	18,404,578.13
Investment Earnings on Cash Accounts	17,007.58
Servicing Fee	(509,363.23)
Transfer to Collection Account	0.00
Available Funds	17,912,222.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	834,513.64
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,816,689.56
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,238,010.53
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	17,912,222.48

Servicing Fee	509,363.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 01/16/18	565,426,190.03
Principal Paid	17,054,700.09
Note Balance @ 02/15/18	548,371,489.94

Class A-1
Note Balance @ 01/16/18	22,746,190.03
Principal Paid	17,054,700.09
Note Balance @ 02/15/18	5,691,489.94
Note Factor @ 02/15/18	4.8232966%

Class A-2a
Note Balance @ 01/16/18	125,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	125,000,000.00
Note Factor @ 02/15/18	100.0000000%

Class A-2b
Note Balance @ 01/16/18	125,000,000.00
Principal Paid	0.0000000%
Note Balance @ 02/15/18	125,000,000.00
Note Factor @ 02/15/18	100.0000000%

Class A-3
Note Balance @ 01/16/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	229,000,000.00
Note Factor @ 02/15/18	100.0000000%

Class A-4
Note Balance @ 01/16/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	52,030,000.00
Note Factor @ 02/15/18	100.0000000%

Class B
Note Balance @ 01/16/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 02/15/18	11,650,000.00
Note Factor @ 02/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	857,522.39
Total Principal Paid	17,054,700.09
Total Paid	17,912,222.48

Class A-1
Coupon	1.28000%
Interest Paid	24,262.60
Principal Paid	17,054,700.09
Total Paid to A-1 Holders	17,078,962.69

Class A-2a
Coupon	1.61000%
Interest Paid	167,708.33
Principal Paid	0.00
Total Paid to A-2a Holders	167,708.33

Class A-2b
One-Month Libor	1.55947%
Coupon	1.65947%
Interest Paid	172,861.46
Principal Paid	0.00
Total Paid to A-2b Holders	172,861.46

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2979391
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.8138586
Total Distribution Amount	27.1117977

A-1 Interest Distribution Amount	0.2056153
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	144.5313567
Total A-1 Distribution Amount	144.7369720

A-2a Interest Distribution Amount	1.3416666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.3416666

A-2b Interest Distribution Amount	1.3828917
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.3828917

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	106.52
Noteholders' Principal Distributable Amount	893.48

Account Balances	$ Amount

Reserve Account
Balance as of 01/16/18	1,664,191.04
Investment Earnings	1,696.14
Investment Earnings Paid	(1,696.14)
Deposit/(Withdrawal)	-
Balance as of 02/15/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04